S000053934 [Member] Expense Example - BrandywineGLOBAL - Flexible Bond Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 469
Expense Example, with Redemption, 3 Years	669
Expense Example, with Redemption, 5 Years	885
Expense Example, with Redemption, 10 Years	1,508
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	277
Expense Example, with Redemption, 3 Years	549
Expense Example, with Redemption, 5 Years	945
Expense Example, with Redemption, 10 Years	1,847
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	424
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	1,612
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	896
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	356
Expense Example, with Redemption, 10 Years	$ 797